Supplement Dated April 30, 2010 to
Prospectus Dated October 1, 2008

ALAC Separate Account I
Visionary Choice Variable Annuity

Issued By
Aviva Life and Annuity Company

SPECIAL NOTICE

This supplement contains important information you should know about your Visionary Choice variable annuity contract (the "Contract").  Please read this supplement carefully and keep it with your Contract prospectus for future reference.  The following information amends the prospectus for your Contract.

On April 30, 2010, two funding choices available for investment through your contract -- the Premier VIT OpCap Managed Portfolio and the Premier VIT NACM Small Cap Portfolio (collectively, the "Portfolios"), were liquidated.  As of April 30, 2010 (the "Liquidation Date"), the Portfolios ceased operations.  As a result, at the close of business on April 30, 2010:

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We closed the variable account that invests in the Premier VIT OpCap Managed Portfolio funding choice under your Contract, so that you will no longer be able to allocate net premium payments or transfer contract value to it, or take withdrawals from it.

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We closed the variable account that invests in the Premier VIT NACM Small Cap Portfolio funding choice under your Contract, so that you will no longer be able to allocate net premium payments or transfer contract value to it, or take withdrawals from it.

Also on the Liquidation Date, we automatically moved your contract value then allocated to the variable account linked to the Premier VIT OpCap Managed Portfolio ("Premier VIT OpCap Managed Variable Account"), and your contract value then allocated to the variable account linked to the Premier VIT NACM Small Cap Portfolio ("Premier VIT NACM Small Cap Variable Account"), to the variable account that invests in the Fidelity Variable Insurance Products Funds Money Market Portfolio (the "Money Market Variable Account").  You will receive a confirmation of the automatic transfer transaction(s).

You may direct the transfer of any of such contract value from the Money Market Variable Account to one or more of the other variable accounts and/or the fixed account available as funding choices under your Contract.  No transfer fees will apply to the transfers described above that are made in connection with the liquidation of the Premier VIT OpCap Managed Portfolio and the Premier VIT NACM Small Cap Portfolio, and none of such transfers will count toward the number of transfers that you can make during this Contract year without a transfer fee, provided that we receive your transfer request by September 1, 2010.  After that date, you may still direct the transfer of contract value from the Money Market Variable Account to any other funding choices available under your Contract, but such transfers will count toward the maximum number of transfers that you can make during the contract year without a transfer fee and may be subject to a transfer fee.

Keep in mind that, currently, you can make twelve free transfers each Contract year.  We generally impose a $25 charge per transfer on each transfer from and among the variable accounts after the twelfth transfer during a Contract year before the Annuity Start Date.  Transfers from the fixed account are always free of charge.  You can direct the transfer of your contract value among the variable accounts and any fixed account option available as funding choices under your Contract:  (i) by mailing written instructions to our Service Center (at the address listed below); (ii) by faxing instructions to our Service Center (toll free at 800-334-2023); or (iii) if you have provided proper authorization and validating information for making telephone transfers, by calling our Service Center (at the toll free number listed below).

The prospectus for your Contract includes descriptions of each of the funding choices available under your Contract.  The funding choices available through the variable accounts of your Contract are a variety of underlying funds with different investment objectives and strategies, and that are advised by an array of money managers.  More detailed information about those funding choices can be found in the current prospectuses for those funding choices, which are being sent to you in early May.  You may order additional copies of current underlying fund prospectuses (as well as a Contract prospectus) by contacting our Service Center by telephone at 888-232-6486, or by writing to P.O. Box 82594, Lincoln, NE 68501.  You should read those prospectuses carefully, and carefully consider the investment objectives, charges, expenses and risks of any funding choice to which you allocate net premium payments or transfer or allocate contract value.

Impact on Allocation of Premium Payments and Systematic Investment Options.  If your new premium payments were automatically allocated to the Premier VIT OpCap Managed Variable Account or to the Premier VIT NACM Small Cap Variable Account, then on or after April 30, 2010, the portion of net premiums you had previously allocated to the Premier VIT OpCap Managed Variable Account or to the Premier VIT NACM Small Cap Variable Account will be allocated instead to the Money Market Variable Account (until we receive new allocation instructions from you).

If you used the Premier VIT OpCap Managed Variable Account or the Premier VIT NACM Small Cap Variable Account in connection with systematic investment options such as Dollar Cost Averaging, Enhanced Dollar Cost Averaging, Automatic Account Balancing, or the interest sweep programs available under your Contract, then on or after April 30, 2010, transfers that were previously directed to the Premier VIT OpCap Managed Variable Account or the Premier VIT NACM Small Cap Variable Account under any of those optional programs will go instead to the Money Market Variable Account (until we receive new transfer instructions from you).

You may change your premium payment allocation instructions and your elections to any of the systematic investment options noted above at any time:  (i) by mailing a written request to our Service Center (at the address listed below); (ii) by faxing instructions to our Service Center (at 800-334-2023, toll free); or (iii) if you have provided proper authorization and validating information for making telephone transfers, by calling our Service Center (at the toll free telephone number listed below).  Please review your allocation instructions for premium payments and in connection with any of the systematic options noted above to determine whether you need to provide new instructions to us.

Impact on Requests for Loans and Withdrawals.  After the Liquidation Date, any loan or withdrawal request we receive that directs the amount of the loan or withdrawal to be deducted, in whole or in part, from the Premier VIT OpCap Managed Variable Account or the Premier VIT NACM Small Cap Variable Account is being treated as not in good order.  We will contact you and require a new request before we process the loan or withdrawal.

Impact on Loan Repayments.  Loan repayments are processed in accordance with the current premium payment allocation instructions in effect for your Contract on the date of the repayment.  If your premium payment allocation instructions direct that some or all of your net premium payments be allocated to the Premier VIT OpCap Managed Variable Account or to the Premier VIT NACM Small Cap Variable Account, then, after April 30, 2010, the amount of such repayment will be allocated instead to the Money Market Variable Account (until we receive new allocation instructions from you).

Impact on the Living Benefit.  If your contract value in the Premier VIT OpCap Managed Variable Account or in the Premier VIT NACM Small Cap Variable Account qualifies for the Living Benefit guarantee on April 30, 2010, then we are crediting your contract value with the amount of the Living Benefit as of April 30, 2010, when we automatically transfer all of your contract value that remains in the Premier VIT OpCap Managed Variable Account or in the Premier VIT NACM Small Cap Variable Account to the Money Market Variable Account.  The Living Benefit guarantee equals the amount, if any, by which:  (i) the current total value of your Eligible Premium Payment for the Premier VIT OpCap Managed Variable Account exceeds the value of the Premier VIT OpCap Managed Variable Account on the Liquidation Date; and (ii) the current total value of your Eligible Premium Payment for the Premier VIT NACM Small Cap Variable Account exceeds the value of the Premier VIT NACM Small Cap Variable Account on the Liquidation Date.

Any transfers you make in connection with this liquidation may have a negative impact on other Living Benefit guarantees for which you are eligible.  The value of the Living Benefit guarantee on any Eligible Variable Account is equal to the amount, if any, by which the current value of the Eligible Premium Payment for the Eligible Variable Account exceeds the contract value in that Eligible Variable Account on the date the Living Benefit is calculated.  Amounts that you transfer to an Eligible Variable Account in connection with this liquidation of the Premier VIT OpCap Managed Portfolio or the Premier VIT NACM Small Cap Portfolio—including amounts that you transfer after we automatically transferred those amounts to the Money Market Variable Account—will only increase the contract value in that Eligible Variable Account; they will not increase the current value of the Eligible Premium Payment for that Eligible Variable Account.  As a result, any transfers you make into an Eligible Variable Account may make it less likely that you will benefit from the Living Benefit guarantee on that Eligible Variable Account.  See "The Living Benefit" in your Contract prospectus.

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Thank you for choosing Aviva Life and Annuity Company.  We appreciate your business.  If you have questions regarding this special notice, then please contact the registered representative who sold you your Contract, or write or call our Service Center at P.O. Box 82594, Lincoln, NE 68501, 1-888-232-6486 (Monday—Thursday, 7:45 a.m.—6:00 p.m. Central Time; Friday, 7:45 a.m.--4:30 p.m. Central Time).